Borrowings - Operational borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operational borrowings
Borrowings
Borrowings	$ 815	$ 861
Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	697	719
Borrowings attributable to with-profits businesses
Borrowings
Borrowings	118	142
Borrowings in respect of short-term fixed income securities programmes - commercial paper | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	501	500
Lease liabilities under IFRS 16 | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	185	209
Lease liabilities under IFRS 16 | Borrowings attributable to with-profits businesses
Borrowings
Borrowings	114	138
Other borrowings | Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	11	10
Other borrowings | Borrowings attributable to with-profits businesses
Borrowings
Borrowings	$ 4	$ 4